FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23262

Nuveen Emerging Markets Debt 2022 Target Term Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

David J. Lamb – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: December 31

Date of reporting period: June 30, 2022

Item 1. Proxy Voting Record

FORM N-PX

ICA File Number:  811-23262

Registrant Name:  Nuveen Emerging Markets Debt 2022 Target Term Fund

Reporting Period:  07/01/2021 - 06/30/2022

Nuveen Emerging Markets Debt 2022 Target Term Fund

PETRA DIAMONDS LTD. Meeting Date: NOV 19, 2021 Record Date: NOV 17, 2021 Meeting Type: ANNUAL
Ticker: PDL Security ID: G70278141
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Accept Financial Statements and Statutory Reports	Management	For	For
2	Approve Remuneration Report	Management	For	For
3	Reappoint BDO LLP as Auditors	Management	For	For
4	Authorise Board to Fix Remuneration of Auditors	Management	For	For
5	Re-elect Peter Hill as Director	Management	For	For
6	Re-elect Richard Duffy as Director	Management	For	For
7	Re-elect Jacques Breytenbach as Director	Management	For	For
8	Re-elect Varda Shine as Director	Management	For	For
9	Re-elect Octavia Matloa as Director	Management	For	For
10	Re-elect Bernard Pryor as Director	Management	For	For
11	Elect Matthew Glowasky as Director	Management	For	For
12	Elect Deborah Gudgeon as Director	Management	For	For
13	Elect Alexandra Watson as Director	Management	For	For
14	Elect Johannes Bhatt as Director	Management	For	For
15	Approve Share Consolidation	Management	For	For
16	Approve Increase in Authorised Share Capital	Management	For	For
17	Authorise Issue of Equity	Management	For	For
18	Approve Performance Share Plan	Management	For	For
19	Authorise Issue of Equity without Pre-emptive Rights	Management	For	For

PETRA DIAMONDS LTD. Meeting Date: FEB 09, 2022 Record Date: FEB 07, 2022 Meeting Type: SPECIAL
Ticker: PDL Security ID: G70278208
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve the Proposed Entry into a Framework Agreement with the Government of Tanzania	Management	For	For

END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Emerging Markets Debt 2022 Target Term Fund

By	/s/ David J. Lamb
David J. Lamb – Chief Administrative Officer

Date

August 22, 2022